Consolidated statements of changes in equity - EUR (€) € in Thousands	Subscribed capital	Capital reserves	Other reserves Retained earnings	Other reserves Currency translation reserve	Total other reserves	Equity attributable to shareholders	Total
Balance at Dec. 31, 2018	€ 26	€ 5,974	€ (7,241)	€ 14,983	€ 7,741	€ 13,741	€ 13,741
Result for the period			(12,050)		(12,050)	(12,050)	(12,050)
Other comprehensive income
Total comprehensive income			(12,050)		(12,050)	(12,050)	(12,050)
Capital increase/decrease	6	14,976		(14,983)	(14,983)
Total contributions and distributions	6	14,976		(14,983)	(14,983)
Balance at Dec. 31, 2019	32	20,950	(19,291)	0	(19,291)	1,691	1,691
Result for the period			(10,280)		(10,280)	(10,280)	(10,280)
Other comprehensive income
Total comprehensive income			(10,280)		(10,280)	(10,280)	(10,280)
Capital increase/decrease
Total contributions and distributions
Balance at Dec. 31, 2020	32	20,950	(29,571)	0	(29,571)	(8,589)	(8,589)
Result for the period			(87,640)				(87,640)
Other comprehensive income				(2)		(2)	(2)
Total comprehensive income			(87,640)	(2)	(87,642)	(87,642)	(87,642)
Capital reorganization	(32)	32
PLC merger, net of transaction costs	3	137,838				137,841	137,841
Share issuance in connection with a merger	1	138,040				138,041	138,041
Capital contribution		1,342				1,342	1,342
Executive compensation		10				10	10
Cash election by shareholders in lieu of shares	(1)	(84,112)				(84,113)	(84,113)
Total contributions and distributions	(28)	193,149				193,121	193,121
Balance at Dec. 31, 2021	€ 4	€ 214,100	€ (117,211)	€ (2)	€ (117,212)	€ 96,892	€ 96,892